Summary of Significant Accounting Policies - Effect of Adoption, Reinsurance Recoverable on Market Risk Benefits (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value	$ 221,000	$ 221,000	[1]	$ 383,000	$ 383,000	[1]	$ 471,000
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value	$ 0			$ 0	0		0	$ 407,000
Cumulative effect of changes in shadow adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value							(47,000)
Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value							111,000
Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value		183,000			284,000		368,000
Variable Annuity | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value								340,000
Variable Annuity | Cumulative effect of changes in shadow adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value							0
Variable Annuity | Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value							28,000
Other product lines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value		$ 38,000			$ 99,000		103,000
Other product lines | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value								$ 67,000
Other product lines | Cumulative effect of changes in shadow adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value							(47,000)
Other product lines | Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value							$ 83,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.